LIABILITIES AND DEBT - Loan Payable - PPP and SBA Loan (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 15, 2023	May 31, 2021	Feb. 28, 2021	Jun. 25, 2020
LIABILITIES AND DEBT
Outstanding balance		$ 798,759	$ 297,438	$ 713,182
Bailey LLC
LIABILITIES AND DEBT
Aggregate principal amount					$ 5,500,000
Promissory note, annual interest rate (as a percent)					8.00%
Interest rate					8.00%
H&J
LIABILITIES AND DEBT
Note payable - related party		$ 129,489	$ 129,489	299,489
Aggregate principal amount				153,860		$ 75,000
Promissory note, annual interest rate (as a percent)		7.76%	9.90%			7.76%
Aggregate of principal amount			$ 73,187	72,269
Proceeds from loan originations			$ 140,000
Interest rates of notes		12.00%	12.00%
Interest rate		7.76%	9.90%			7.76%
Outstanding balance		$ 73,187	$ 73,187	149,962
PPP Loan
LIABILITIES AND DEBT
Aggregate principal amount				203,994
PPP Loan | Bailey LLC
LIABILITIES AND DEBT
Aggregate principal amount				204,000			$ 407,994
Convertible Note Payable, Net		933,295	933,295
Economic Injury Disaster Loan
LIABILITIES AND DEBT
Aggregate principal amount		146,707	147,438
Promissory note, annual interest rate (as a percent)								3.75%
Convertible Note Payable, Net			147,438
Interest rate								3.75%
Economic Injury Disaster Loan | H&J
LIABILITIES AND DEBT
Convertible Note Payable, Net			150,000
1st PPP loan | Bailey LLC
LIABILITIES AND DEBT
Loan forgiveness amount	$ 413,705
2nd PPP loan | Bailey LLC
LIABILITIES AND DEBT
Loan forgiveness amount	$ 1,347,050
Merchant Advances
LIABILITIES AND DEBT
Net proceeds		1,040,148	1,335,360
Repayments of debt		$ 1,613,457	1,078,385
Outstanding amount			$ 896,334
Merchant Advances | H&J
LIABILITIES AND DEBT
Promissory note, annual interest rate (as a percent)			9.90%
Proceeds from debt			$ 147,267	140,000
Interest rate			9.90%
Outstanding balance			$ 63,433	$ 149,962